Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Basic and Diluted Loss per Share:
Schedule of Common Share Equivalent Basis and Outstanding Excluded from Per Share Computations of Antidilutive
	September 26,	September 28,
	2020	2019
Convertible preferred shares	8,064,732	7,688,175
Warrants	1,015,934	925,935
Restricted shares – unvested	212,815	495,690
Long term incentive plan (2019 LTIP)	370,000	380,000
Options	76,500	79,560
Total	9,739,981	9,569,360

	Fiscal 2019	Fiscal 2018
Warrants	925,935	925,935
Long term incentive plan (LTIP)	365,000	—
Options	76,500	111,400
Convertible preferred shares	7,785,766	7,395,404
Restricted shares - unvested	590,440	572,256
Total	9,743,641	9,004,995